Leases - Schedule of right-of-use assets and lease liabilities related to ground leases (Details) - Ground $ in Millions	Dec. 31, 2020 USD ($)
Assets:
Right-of-use assets, at fair value	$ 36.8
Liabilities:
Ground lease liabilities, at fair value	$ 36.8
Key Terms
Weighted-average remaining lease term (years)	69 years 4 months 24 days
Weighted-average discount rate	8.05%